Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes
Loss before income taxes consists of the following (in thousands):

	Year Ended December 31,
	2021	2020
		(As Restated)(1)
Foreign (United States)	$1,186	$(401)
Foreign (Other)	(23,191)	(3)
United Kingdom	(195,416)	(59,874)
Total	$(217,421)	$(60,278)
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1 -See Note 2

Schedule of Components of Income Tax Expense (Benefit)

	Year Ended December 31,
	2021	2020
Current Provision:
United Kingdom	$—	$—
Foreign (United States)	357	—
Foreign (Other)	—	—
Total	$357	$—
Deferred Provision (Benefit):
United Kingdom	$—	$—
Foreign (United States)	—	—
Foreign (Other)	—	—
Total	$—	$—
Total Provision (Benefit) for Income Taxes	$357	$—

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense computed at the statutory UK income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2021	2020
		(As Restated)(1)
Income taxes at UK statutory rate	19.0%	19.0%
Permanent differences	(7.0)%	(6.6)%
Foreign Rate Differential	(2.0)%	—%
Impact of tax rate change	5.9%	—%
Deferred true-up	(1.9)%	—%
Change in valuation allowance	(14.3)%	(12.4)%
Others	0.2%	—%
Effective income tax rate	(0.2)%	—%
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1 -See Note 2

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 consist of the following (in thousands):

	Year Ended December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss carryforwards	$55,862	$25,105
Others	437	—
Net Deferred Tax Assets	56,299	25,105
Valuation allowance	(55,261)	(22,511)
Net Deferred Tax Asset	1,038	2,594
Deferred Tax Liabilities
Depreciation	(194)	(86)
Amortization	(40)	(201)
Debt discount	—	(1,747)
Cash to Accrual - Section 481(a) Adjustment [1]	(804)	—
Others	—	(560)
Net Deferred Tax Liability	(1,038)	(2,594)
Net Deferred Tax Assets (liability)	$—	$—
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1 -Note in 2020 the accrual to cash adjustment was included as part of "other" category.

Schedule of Valuation Allowance
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards and were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Valuation allowance at beginning of year	$22,511	$16,797
Increases recorded to income tax provision	31,003	7,461
Increase (decrease) recorded to APIC	1,747	(1,747)
Valuation allowance at end of year	$55,261	$22,511